Debt and Borrowings (Details) - MXN ($) $ in Thousands								6 Months Ended	12 Months Ended
	May 03, 2024	Jul. 07, 2023	Jul. 05, 2023	Jun. 17, 2022	Mar. 31, 2022	Aug. 31, 2021	Aug. 30, 2021	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Sep. 13, 2023	Sep. 12, 2023	Jul. 10, 2023	Jun. 30, 2023	Mar. 31, 2023	May 31, 2022	May 30, 2022	Apr. 05, 2022	Mar. 10, 2020	Mar. 04, 2020
Debt and Borrowings [Line Items]
Line of credit					$ 4,498,695										$ 50,000
Bond issuance															810,197
Percentage of banxico plus							0.40%
Interest pay							$ 1,000,000
Percentage of fixed rate							8.35%
Maturity terms					5 years
Percentage of global payment					30.00%
Principal payments																$ 250,000	$ 1,000,000
Long term debt								$ 4,622,691 [1]	$ 3,668,859	$ 4,622,691	[1]	$ 5,918,256
Cash															188,498
Issuance costs								50,447
Sustainability bonds amount							$ 500,000
Sustainability bonds paying interest							5.15%
Sustainability bonds rate plus							0.40%
Proceeds received						$ 588,300
Secured loan						521,449
Received amount						18,172
Increase the available funds				$ 300,000
Bottom of Range [Member]
Debt and Borrowings [Line Items]
Maturity terms							4 years
Debt service coverage ratio									1.0
Top of Range [Member]
Debt and Borrowings [Line Items]
Maturity terms							7 years
Debt service coverage ratio									1.25
HSBC [Member]
Debt and Borrowings [Line Items]
Line of credit									$ 47,500				$ 950,000	$ 950,000								$ 150,000
Long-term debt									190,000
Principal payments																					$ 50,000
Several deposits								300,000	1,120,000	300,000		620,000
Fair value of debt									$ 4,784,355	5,145,691		6,489,926
Leverage ratio									3.00
Debt service coverage ratio									1.25
Long Term Debt- Credit Line with BBVA [Member]
Debt and Borrowings [Line Items]
Line of credit			$ 1,500,000						$ 145,000						1,500,000
Long-term debt									$ 200,000
Term of credit agreement			60 months
Syndicated Credit Line [Member]
Debt and Borrowings [Line Items]
Line of credit															150,000
Amount of loan															3,248,695
Debt service coverage ratio									1.25
Leverage ratio									3.00
Minimum stockholders equity rate									90.00%
BBVA [Member]
Debt and Borrowings [Line Items]
Line of credit															550,000			$ 800,000		$ 400,000
Long term debt															1,500,000
Several deposits								1,855,020	$ 1,723,000	1,855,020		450,010
BBVA [Member] | Bottom of Range [Member]
Debt and Borrowings [Line Items]
Leverage ratio									1.0
BBVA [Member] | Top of Range [Member]
Debt and Borrowings [Line Items]
Leverage ratio									3.50
HSBC Revolving Credit [Member]
Debt and Borrowings [Line Items]
Line of credit	$ 70,000								$ 184,100
Term of credit agreement	24 months
Betterware [Member]
Debt and Borrowings [Line Items]
Bond issuance		$ 813,974					$ 1,500,000								$ 810,197
Bond amount		$ 313,374
Percentage of paying interest		12.41%
Percentage of banxico plus		0.90%
Interest pay		$ 500,000
Percentage of fixed rate		11.23%
Betterware [Member] | Bottom of Range [Member]
Debt and Borrowings [Line Items]
Maturity term		4 years
Betterware [Member] | Top of Range [Member]
Debt and Borrowings [Line Items]
Maturity term		7 years
Betterware [Member] | BBVA [Member]
Debt and Borrowings [Line Items]
Several deposits								1,555,020	1,903,000	1,555,020		450,010
Banamex [member]
Debt and Borrowings [Line Items]
Line of credit						$ 48,679
Banamex- Unsecured Current Credit Line [Member]
Debt and Borrowings [Line Items]
Line of credit								700,000		700,000		200,000
Unsecured credit loan									900,000			250,000
Reimbursed								900,000		900,000		$ 50,000
Santander-Current Credit Line [Member]
Debt and Borrowings [Line Items]
Line of credit								380,000		380,000									$ 200,000
Short-term borrowings [member] | HSBC [Member]
Debt and Borrowings [Line Items]
Line of credit									80,000
Short-term borrowings [member] | BBVA [Member]
Debt and Borrowings [Line Items]
Line of credit								$ 300,000	$ 120,000	$ 300,000

[1]	Details of the restatement are shown in note 2b.